Income Taxes Reconciliation of Income Tax Satutory Rate (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	35.00%
Income tax expense (benefit) at U.S. statutory rate of 35%	$ (4)
Nondeductible executive compensation	28
State income taxes (net of federal income tax effects)	11
Other	19
Income Tax Expense (Benefit), Continuing Operations	54	17	14
Consolidation, Eliminations [Member]
Income tax expense (benefit) at U.S. statutory rate of 35%	0
Nondeductible executive compensation	0
State income taxes (net of federal income tax effects)	2
Other	0
Income Tax Expense (Benefit), Continuing Operations	2
ETP Holdco [Member]
Income tax expense (benefit) at U.S. statutory rate of 35%	(1)
Nondeductible executive compensation	28
State income taxes (net of federal income tax effects)	9
Other	17
Income Tax Expense (Benefit), Continuing Operations	53
All Other Subsidiaries [Member]
Income tax expense (benefit) at U.S. statutory rate of 35%	(3)
Nondeductible executive compensation	0
State income taxes (net of federal income tax effects)	0
Other	2
Income Tax Expense (Benefit), Continuing Operations	$ (1)